WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
WARRANTY LIABILITIES
Beginning balance	$ 9,551	$ 10,064
Consolidation of subsidiary	145
Expense accrued	2,595	4,431
Expense incurred	(7,064)	(5,639)
Translation adjustment	(225)	695
Closing balance	5,002	9,551
Less: current portion of warranty liabilities	(3,280)	(5,902)
Long-term warranty liabilities	$ 1,722	$ 3,649